Equity accounted investments - Peregrine (Details) R in Millions, $ in Millions			12 Months Ended
	Oct. 25, 2018 USD ($) shares	Jun. 29, 2018 USD ($)	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 shares
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares			2,923,571,000	2,670,030,000	2,266,261,000	2,168,721,000
Balance at the beginning of the period			R 4,038.8	R 3,733.9
Balance at the end of the period			5,621.0	4,038.8	R 3,733.9
Non-current assets			81,860.5	74,908.1	69,727.7
Current assets			52,242.6	26,163.7	15,195.3
Non-current liabilities			45,900.0	55,606.7	45,566.0
Current liabilities			R 17,487.1	R 14,326.8	R 14,632.6
Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued | shares	77,635,957
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Proceeds from sales of investments accounted for using equity method | $	$ 15	$ 15
Initial financing | $		$ 30
Debt term			5 years
Additional earn-in period		3 years
Proportion of ownership interest in joint venture			100.00%	100.00%	100.00%
Balance at the beginning of the period			R 954.1	R 978.0	R 0.0
Equity-accounted investment retained					956.0
Foreign currency translation			47.0	(23.9)	22.0
Balance at the end of the period			1,001.1	954.1	978.0
Assets (liabilities)			459.5	442.0	557.8
Reconciling items			R 541.6	512.1	420.2
Interest in associates (as a percent)			100.00%
Percentage ownership assuming earn-in			40.00%
Peregrine Metals Ltd. [Member] | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets			R 1,541.3	1,472.4	1,714.6
Current assets			7.3	3.3	23.9
Non-current liabilities			381.6	369.2	342.6
Current liabilities			18.3	1.4	1.3
Assets (liabilities)			R 1,148.7	R 1,105.1	R 1,394.6
Peregrine Metals Ltd. [Member] | Aldebaran Resources Inc. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent		80.00%
Equity interest consideration, as a percent	19.90%	19.90%
Initial ownership interest of counterparty, as a percent		60.00%	60.00%
Additional possible ownership interest, as a percent		20.00%
Expenditure for additional ownership interest | $		$ 25
Joint venture number of shares received | shares	15,449,555